SUBSEQUENT EVENTS (Details Narrative) - USD ($)							3 Months Ended				9 Months Ended	12 Months Ended
	Oct. 27, 2021	Oct. 02, 2021	Oct. 02, 2021	Feb. 01, 2021	Jan. 22, 2021	Jan. 02, 2021	Mar. 31, 2021	Mar. 29, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Number of shares issued value							$ 3,250,000		$ 650,000	$ 140,000		$ 1,131,009	$ 2,045,000
Lease periodic payment											$ 289,649	14,315
Payment of rent												$ 43,345	$ 19,689
Investor [Member]
Subsequent Event [Line Items]
Number of purchase shares											1,625,000		5,112,500
Shares issued price per share											$ 2.00		$ 0.40
Subsequent Event [Member]
Subsequent Event [Line Items]
Lease description						On January 1, 2021, Alpine renewed its lease for office space through December 31, 2021.
Lease term						1 year
Lease periodic payment						$ 1,750
Subsequent Event [Member] | 5% Unsecured Convertible Note [Member]
Subsequent Event [Line Items]
Debt instrument convertible face amount	$ 1,500,000
Debt instrument maturity date	Jan. 27, 2022
Subsequent Event [Member] | Atlantic Technology Enterprises Inc [Member]
Subsequent Event [Line Items]
Number of shares issued value			$ 75,000
Number of purchase shares		200,000
Shares issued price per share		$ 0.00001	$ 0.00001
Additional share issued			100,000
Additional capital stock issued issuance costs			$ 150,000
Subsequent Event [Member] | Sandra Morgan [Member]
Subsequent Event [Line Items]
Number of purchase shares				200,000
Shares issued price per share				$ 2.00
Subsequent Event [Member] | Securities Purchase Agreements [Member] | Investor [Member]
Subsequent Event [Line Items]
Number of shares issued value								$ 3,250,000
Number of purchase shares								1,625,000
Shares issued price per share								$ 2.00
Subsequent Event [Member] | Sublease Agreement [Member]
Subsequent Event [Line Items]
Agreement term					2 years
Subsequent Event [Member] | Sublease Agreement [Member] | December Thirty First Two Thousand And Twenty One [Member]
Subsequent Event [Line Items]
Payment of rent					$ 6,558
Subsequent Event [Member] | Sublease Agreement [Member] | December Thirty First Two Thousand And Twenty Two [Member]
Subsequent Event [Line Items]
Payment of rent					$ 6,695